CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Bank overdrafts	$ 10,156		$ 16,490
Notes	41,524	$ 42,377	46,279
Bank and other financial entities loans	11,060	37,478	55,430
Loans for purchase of equipment	1,476	4,715	2,029
Total financial debt proceeds	64,216	84,570	120,228
Bank overdrafts		(10,427)	(1)
Notes	(19,722)	(14,522)	(6,282)
Bank and other financial entities loans	(27,003)	(70,374)	(68,727)
Loans for purchase of equipment	(3,571)	(3,382)
Total payment of debt	(50,296)	(98,705)	(75,010)
Bank overdrafts	(3,198)	(5,988)	(1,993)
Notes	(10,601)	(8,605)	(2,320)
Bank and other financial entities loans	(10,280)	(13,642)	(14,640)
By DFI, purchase of equipment and others	(2,738)	(3,238)	2,733
Total payment of interest and related expenses	$ (26,817)	$ (31,473)	$ (16,220)